Ordinary shares, share premium, and other equity - Disclosure of AT1 Equity instruments (Details) £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 GBP (£)
Other equity instruments	£ 13,259			£ 13,284
Barclays PLC
Other equity instruments	13,198			13,250
AT1 equity instruments | Barclays PLC | Fixed interest rate
Other equity instruments	13,259			13,284
AT1 equity instruments | 7.25% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 0			1,243
Interest rate	7.25%	7.25%	7.25%
AT1 equity instruments | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 0			1,925
Interest rate	7.75%	7.75%	7.75%
Notional amount | $		$ 2,500
AT1 equity instruments | 5.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,241			1,244
Interest rate	5.875%	5.875%	5.875%
AT1 equity instruments | 8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,509			1,509
Interest rate	8.00%	8.00%	8.00%
Notional amount | $		$ 2,000
AT1 equity instruments | 7.125% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 996			993
Interest rate	7.125%	7.125%	7.125%
AT1 equity instruments | 6.375% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 996			996
Interest rate	6.375%	6.375%	6.375%
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,142			1,142
Interest rate	6.125%	6.125%	6.125%
Notional amount | $		$ 1,500
AT1 equity instruments | 8.300% Perpetual Subordinated Contingent Convertible Securities (SGD 450m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 264			264
Interest rate	8.30%	8.30%	8.30%
Notional amount | $			$ 450
AT1 equity instruments | 8.875% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,247			1,247
Interest rate	8.875%	8.875%	8.875%
AT1 equity instruments | 4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,077			1,078
Interest rate	4.375%	4.375%	4.375%
Notional amount | $		$ 1,500
AT1 equity instruments | 9.250% Perpetual Subordinated Contingent Convertible Securities | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,497			0
Interest rate	9.25%	9.25%	9.25%
AT1 equity instruments | 7.300% Perpetual Subordinated Contingent Convertible Securities (SGD 400m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 248			0
Interest rate	7.30%	7.30%	7.30%
Notional amount | $			$ 400
AT1 equity instruments | 8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2.000m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,647			1,643
Interest rate	8.00%	8.00%	8.00%
Notional amount | $		$ 2,000
AT1 equity instruments | 9.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,750m) | Barclays PLC | Fixed interest rate
Other equity instruments	£ 1,395			£ 0
Interest rate	9.625%	9.625%	9.625%
Notional amount | $		$ 1,750